Provisions (Details) - Schedule of provisions - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021
Schedule of provisions [Abstract]
Beginning balance	£ 582
Acquisition of a subsidiary	1,820
Recognized during the year	961	582
Ending balance	3,363	582
Current		30
Non-current	£ 3,363	£ 552	£ 4,163